Group overview - Additional information (Detail)	1 Months Ended	12 Months Ended
	Jul. 31, 2019 shares	Mar. 31, 2022 TPA MW Mines MT shares	Mar. 31, 2021 shares	Jul. 31, 2009 shares
Disclosure of general information [line items]
Number of shares issued | shares			160,903,244
Power plant capacity | MW		1,215
Ferro alloys corporation limited [Member]
Disclosure of general information [line items]
Power plant capacity | MW		100
Capacity of the plant | TPA		72,000
Number of chrome mines owned | Mines		2
DCCPL [Member]
Disclosure of general information [line items]
Capacity of Three Ball Mills | TPA		218,000
Vedanta Resources Limited [member]
Disclosure of general information [line items]
Ownership interest percentage of associate		69.68%	55.10%
Number of shares acquired | shares		541,731,161
Percentage of share holdings in company		69.68%	55.10%
American depositary shares [member]
Disclosure of general information [line items]
Number of shares issued | shares				131,906,011
Number of equity share each ADS comprise | shares	4
Copper segment [member] | Tuticorin [member]
Disclosure of general information [line items]
Capacity smelter plant | TPA		400,000
Copper segment [member] | Silvassa [Member]
Disclosure of general information [line items]
Capacity of blister secondary material processing plant | MT		133,000
Capacity of refinery plant | TPA		216,000
Capacity of rod mill | TPA		258,000
Power segment [member] | Jharsuguda, India [member]
Disclosure of general information [line items]
Capacity smelter plant | MW		600
Power segment [member] | Bharat aluminium company limited [member]
Disclosure of general information [line items]
Capacity smelter plant | MW		600
Power segment [member] | Talwandi Sabo Power Limited TSPL [member]
Disclosure of general information [line items]
Capacity smelter plant | MW		1,980